Long-Term Investments (Schedule Of Long-Term Investments - Schedule Of Available-For-Sale Equity Securities) (Details) In Thousands, unless otherwise specified					12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2011 Entree Gold Inc. [Member] USD ($)	Dec. 31, 2010 Entree Gold Inc. [Member] USD ($)	Dec. 31, 2010 Aspire Mining Limited [Member] USD ($)		Dec. 31, 2010 Aspire Mining Limited [Member] AUD	Dec. 31, 2011 Aspire Mining Limited [Member] USD ($)		Dec. 31, 2010 Aspire Mining Limited [Member] USD ($)		Dec. 31, 2010 Aspire Mining Limited [Member] AUD		Dec. 31, 2011 Emmerson Resources Limited [Member] USD ($)	Dec. 31, 2010 Emmerson Resources Limited [Member] USD ($)	Dec. 31, 2011 Other [Member] USD ($)	Dec. 31, 2010 Other [Member] USD ($)
Available-for-sale equity securities, Equity Interest					10.90%	12.10%				19.90%	[1]	19.80%	[1]	19.80%	[1]	8.80%	10.00%
Available-for-sale equity securities, Cost Basis	$ 50,921		$ 43,969		$ 19,957	$ 19,957	$ 20,280	[1]		$ 27,911	[1]	$ 20,280	[1]			$ 2,957	$ 3,636	$ 96	$ 96
Available-for-sale equity securities, Unrealized Gain (Loss)	17,716		59,462		(3,202)	27,746	31,727	[1]		18,925	[1]	31,727	[1]			1,775	(304)	218	293
Available-for-sale equity securities	68,637	[2]	103,431	[2]	16,755	47,703	52,007	[1]		46,836	[1]	52,007	[1]			4,732	3,332	314	389
Shares acquired							105,900		105,900	17,600
Acquired shares value							$ 20,300		20,100	$ 7,600		$ 20,300		20,100

[1]	(i) During 2011, Ivanhoe Mines acquired 17.6 million common shares of Aspire Mining Limited ("Aspire") at a cost of $7.6 million. During December 2010, Ivanhoe Mines acquired 105.9 million common shares of Aspire at a cost of $20.3 million (Aud$20.1 million) by way of a private placement.
[2]
(c)	Available-for-sale equity securities

	December 31, 2011				December 31, 2010
	Equity Interest	Cost Basis	Unrealized (Loss) Gain	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value
Entrée Gold Inc.	10.9%	$19,957	$(3,202)	$16,755	12.1%	$19,957	$27,746	$47,703
Aspire Mining Limited (i)	19.9%	27,911	18,925	46,836	19.8%	20,280	31,727	52,007
Emmerson Resources Limited	8.8%	2,957	1,775	4,732	10.0%	3,636	(304)	3,332
Other	—	96	218	314	—	96	293	389

		$50,921	$17,716	$68,637		$43,969	$59,462	$103,431

(i)	During 2011, Ivanhoe Mines acquired 17.6 million common shares of Aspire Mining Limited ("Aspire") at a cost of $7.6 million.

During December 2010, Ivanhoe Mines acquired 105.9 million common shares of Aspire at a cost of $20.3 million (Aud$20.1 million) by way of a private placement.